Submission	Apr. 04, 2025
Submission [Line Items]
Central Index Key	0000895421
Registrant Name	MORGAN STANLEY
Registration File Number	333-275587
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES